Lease Liabilities (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Gain from exiting real estate leases	$ 181
Impairment losses	17,820
Expensed variable lease payments	$ 3,885	$ 3,769